Stock Based Compensation Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stock Option Activity and Related Information
A summary of the Company’s stock option activity and related information is as follows:

			Remaining	Aggregate
	Options	Weighted Average	Contractual Life	Intrinsic Value
	Outstanding	Exercise Price	(in years)	(in thousands)
Stock options outstanding at January 1, 2014	152,287	$19.09
Forfeited	(6,850)	20.25
Stock options outstanding at June 30, 2014	145,437	$19.03	2.15	$-

Stock options exercisable at June 30, 2014	145,437	$19.03	2.15	$-
* Intrinsic value is the amount by which the fair value of the underlying common stock exceeds the exercise price of a stock option on exercise date.

A summary of the Company’s stock option activity and related information is as follows:

	Options Outstanding	Weighted Average Exercise Price	Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Stock options outstanding at January 1, 2011	251,137	$19.68
Forfeited	(32,695)	18.51
Stock options outstanding at December 31, 2011	218,442	19.86
Forfeited	(36,080)	18.61
Stock options outstanding at December 31, 2012	182,362	20.08
Forfeited	(10,750)	18.74
Expired	(19,325)	28.60
Stock options outstanding at December 31, 2013	152,287	$19.09	2.54	$—
Stock options exercisable at December 31, 2013	152,287	$19.09	2.54	$—

*	Intrinsic value is the amount by which the fair value of the underlying common stock exceeds the exercise price of a stock option on exercise date.

Stock Options Outstanding and Exercisable
The table below summarizes information concerning stock options outstanding and exercisable at June 30, 2014:

Stock Options Outstanding			Stock Options Exercisable
		Weighted
		Average
Exercise	Number	Remaining	Exercise	Number
Price	Outstanding	Term	Price	Exercisable
$19.92	23,950	0.00 years*	$19.92	23,950
$20.57	32,662	1.00 years	$20.57	32,662
$21.16	38,325	2.25 years	$21.16	38,325
$19.25	26,750	3.25 years	$19.25	26,750
$12.36	23,750	4.25 years	$12.36	23,750
$19.03	145,437	2.15 years	$19.03	145,437
*These options expire on July 1, 2014.

The table below summarizes information concerning stock options outstanding and exercisable at December 31, 2013:

Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Term	Exercise Price	Number Exercisable
$19.92	27,300	0.50 years	$19.92	27,300
$20.57	36,162	1.50 years	$20.57	36,162
$21.16	38,325	2.75 years	$21.16	38,325
$19.25	26,750	3.75 years	$19.25	26,750
$12.36	23,750	4.75 years	$12.36	23,750
$19.09	152,287	2.54 years	$19.09	152,287

Nonvested Shares in Relation to Restricted Stock Awards and Changes
A summary of the status of the Company’s nonvested shares in relation to the Company’s restricted stock awards as of June 30, 2014, and changes during the six months ended June 30, 2014, is presented below; the weighted average price is the weighted average fair value at the date of grant:

		Weighted-Average
	Shares	Price
Nonvested as of January 1, 2014	73,500	$5.30
Vested	(15,100)	3.93
Nonvested as of June 30, 2014	58,400	$5.66

A summary of the status of the Company’s nonvested shares in relation to the Company’s restricted stock awards as of December 31, 2013, 2012 and 2011, and changes during the years ended December 31, 2013, 2012 and 2011, is presented below; the weighted average price is the weighted average fair value at the date of grant:

	Shares	Weighted- Average Price
Nonvested as of January 1, 2011	16,500	$7.29
Vested	(1,600)	13.34
Forfeited	(400)	17.25
Nonvested as of December 31, 2011	14,500	6.35
Granted	34,000	3.72
Vested	(1,600)	13.34
Forfeited	(7,500)	5.88
Nonvested as of December 31, 2012	39,400	3.89
Granted	38,000	6.70
Vested	(3,900)	4.57
Nonvested as of December 31, 2013	73,500	$5.30